Accounts Receivable (Details) - Schedule of Accounts Receivables - USD ($)	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Accounts Receivables [Abstract]
Accounts receivable	$ 6,249,885	$ 4,430,883	$ 4,565,305